CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Net sales	$ 974,657	$ 1,999,988	$ 2,455,226	$ 3,745,085	$ 7,523,624	$ 8,446,082
Cost of sales	796,333	1,345,966	1,573,902	2,591,458	4,819,624	5,868,601
Gross profit	178,324	654,022	881,324	1,153,627	2,704,000	2,577,481
Operating expenses:
Administrative and general	642,116	1,259,320	1,628,325	2,588,601	4,546,612	6,172,794
Selling and marketing	47,539	598,841	185,008	1,115,240	1,908,763	1,277,629
Research and development	168,939	464,847	394,313	1,021,414	1,754,163	2,410,249
Impairment of assets						26,180
Depreciation and amortization	54,016	164,043	149,880	326,675	558,148	685,191
Total operating expenses	912,610	2,487,051	2,357,526	5,051,930	8,767,686	10,572,043
Total operating loss	(734,286)	(1,833,029)	(1,476,202)	(3,898,303)	(6,063,686)	(7,994,562)
Other income (expense):
Interest income		1		1		2,327
Interest expense	(591,398)	(263,483)	(1,125,183)	(606,211)	(1,542,424)	(1,000,072)
Gain (loss) on derivative valuation	709,509	2,959,155	(25,606)	4,588,480	8,829,748	11,724,400
Equity issuance costs related to warrants		(18,836)		(1,095,309)
Note conversion offering expense					(47,348)
Gain on extinguishment of debt	345,397		414,484	1,672,575	1,578,914	(954,017)
Retirement of debt offering costs					(53,150)
Debt conversion costs					(1,095,309)	(476,234)
Loss on sale of assets	(186,621)	(1,799)	(136,621)	(1,640)	512	(362)
Other income, net	190	5,183	4,356	2,122	(4,433)	2,966
Total other income (expense)	277,077	2,680,221	(868,570)	4,560,018	7,666,510	9,299,008
Profit (loss) before income taxes	(457,209)	847,192	(2,344,772)	661,715	1,602,824	1,304,446
Provision for income taxes
Net profit (loss)	$ (457,209)	$ 847,192	$ (2,344,772)	$ 661,715	$ 1,602,824	$ 1,304,446
Net profit (loss) per share - basic	$ 0.00	$ 0.01	$ (0.02)	$ 0.01	$ 0.02	$ 0.02
Net profit (loss) per share - diluted	$ 0.00	$ 0.01	$ (0.02)	$ 0.01	$ 0.02	$ 0.02
Weighted average shares - basic	108,284,171	107,193,974	107,977,505	94,167,466	100,798,223	75,416,916
Weighted average shares - diluted	108,284,171	114,128,974	107,977,505	104,042,079	106,533,844	78,098,166